Organization (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	May 05, 2025 USD ($)	Mar. 15, 2025	Mar. 12, 2025 shares	Jun. 06, 2022 USD ($)
Organization [Line Items]
Warrant exercisable (in Shares) | shares	23,779,000
Exchange ratio				0.204
Net (loss) income	$ 51,682	$ (4,672)
Non-cash fair value gain on financial instruments	60,300
Cash in operating activities	(10,329)	$ (4,233)
Cash			$ 23,400
Private investment						$ 140,000
Pre-Domestication Warrants [Member]
Organization [Line Items]
Warrant exercisable (in Shares) | shares					1
Forward Purchase Agreements [Member]
Organization [Line Items]
Cash	$ 11,500
USA Rare Earth, Inc [Member] | Warrant [Member]
Organization [Line Items]
Warrant exercisable (in Shares) | shares					1
Subsequent Event [Member] | PIPE [Member]
Organization [Line Items]
Private investment			$ 75,000
Class A Ordinary Shares [Member]
Organization [Line Items]
Warrant exercisable (in Shares) | shares					1
Common Stock [Member] | USA Rare Earth, Inc [Member]
Organization [Line Items]
Warrant exercisable (in Shares) | shares					1